UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30,2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Hanson Investment Management Company
Address:  3150 Hilltop Mall Rd, Ste 40
          Richmond, CA  94806

13F File Number: 28-1749

The institutional investment manager filing this report and the person by whom it is signed represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Reynold Samoranos
Title: Vice President
Phone: 415-499-1400
Signature, Place, and Date of Signing:

   Reynold Samoranos   Richmond, CA   August 10, 2000

Report Type (Check only one.):

[x]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

List of Other Managers Report for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total:  $42,634,090

List of Other Included Managers:  None

Name of Title   CUSIP  Fair Mkt Shares/  SH/  Put/ Invstmt Mgrs Vote Authority
Issuer of Class Number Value    Prin Amt PRN  Call Dscretn    Sole  Shrd  None

AES CORP              COM  00130H105    693,500    15,200   SH         Sole     HIMCO   Sole
AFLAC                 COM  001055102  1,423,971    30,998   SH         Sole     HIMCO   Sole
AMERICAN HOME PROD    COM  026609107    775,500    13,200   SH         Sole     HIMCO   Sole
AMERICAN INTL GRP     COM  026874107  1,742,642    14,831   SH         Sole     HIMCO   Sole
AMGEN INC             COM  031162100    976,475    13,900   SH         Sole     HIMCO   Sole
BP AMOCO PLC          COM  055622104    393,654     6,960   SH         Sole     HIMCO   Sole
CISCO SYSTEMS         COM  17275R102    610,200     9,600   SH         Sole     HIMCO   Sole
CITIGROUP INC         COM  172967101  1,325,500    22,000   SH         Sole     HIMCO   Sole
COLGATE-PALMOLIVE     COM  194162103  1,353,774    22,610   SH         Sole     HIMCO   Sole
COMPAQ COMPUTER       COM  204493100    564,548    22,085   SH         Sole     HIMCO   Sole
COMPUTER ASSOCIATES   COM  204912109    348,075     6,800   SH         Sole     HIMCO   Sole
COSTCO CORP           COM  22160K105    445,500    13,500   SH         Sole     HIMCO   Sole
ENRON                 COM  293561106  2,038,200    31,600   SH         Sole     HIMCO   Sole
FED NATIONAL MORTGAGE COM  313586109    788,031    15,100   SH         Sole     HIMCO   Sole
FRANKLIN RESOURCES    COM  354613101    211,440     6,961   SH         Sole     HIMCO   Sole
GENERAL ELEC CO       COM  369604103  2,106,750    39,750   SH         Sole     HIMCO   Sole
GENETECH INC NEW      COM  368710406    378,400     2,200   SH         Sole     HIMCO   Sole
GO2NET INC            COM  383486107    422,625     8,400   SH         Sole     HIMCO   Sole
HANNAFORD BROS        COM  410550107    452,812     6,300   SH         Sole     HIMCO   Sole
HEWLETT PACKARD       COM  428236103    524,475     4,200   SH         Sole     HIMCO   Sole
HONEYWELL             COM  438516106    415,030    12,320   SH         Sole     HIMCO   Sole
IBM                   COM  459200101    471,119     4,300   SH         Sole     HIMCO   Sole
INTEL                 COM  458140100  3,149,677    23,560   SH         Sole     HIMCO   Sole
JDS UNIPHASE          COM  46612J101    719,250     6,000   SH         Sole     HIMCO   Sole
JOHNSON & JOHNSON     COM  478160104  1,385,296    13,598   SH         Sole     HIMCO   Sole
KIMBERLY CLARK CORP   COM  494368103    481,950     8,400   SH         Sole     HIMCO   Sole
LUCENT TECHNOLOGIES   COM  549463107    819,131    13,825   SH         Sole     HIMCO   Sole
MCI WORLDCOM          COM  98157D106  1,279,087    27,882   SH         Sole     HIMCO   Sole
MICROSOFT             COM  594918104    288,000     3,600   SH         Sole     HIMCO   Sole
NORTEL NETWORKS CORP  COM  656569100    491,400     7,200   SH         Sole     HIMCO   Sole
OMNICOM               COM  681919106  1,691,742    18,995   SH         Sole     HIMCO   Sole
PFIZER                COM  717081103    720,000    15,000   SH         Sole     HIMCO   Sole
QWEST COMMUNICATION   COM  749121109  1,202,437    24,200   SH         Sole     HIMCO   Sole
ROYAL DUTCH PETE      COM  780257804    923,437    15,000   SH         Sole     HIMCO   Sole
SBC COMMUNICATIONS    COM  78387G103    869,325    20,100   SH         Sole     HIMCO   Sole
SOLECTRON             COM  834182107  2,193,245    52,376   SH         Sole     HIMCO   Sole
STARBUCKS CORP        COM  855244109    431,519    11,300   SH         Sole     HIMCO   Sole
TEXAS INSTRUMENTS     COM  882508104    549,500     8,000   SH         Sole     HIMCO   Sole
TIME WARNER           COM  887315109    258,400     3,400   SH         Sole     HIMCO   Sole
TRANSOCEAN SEDCO FOREXCOM  G90078109  1,225,856    22,940   SH         Sole     HIMCO   Sole
TYCO INTERNATIONAL    COM  902124106    473,750    10,000   SH         Sole     HIMCO   Sole
VODAFONE GROUP PLC    COM  92857W100    872,467    21,055   SH         Sole     HIMCO   Sole
WALGREEN CO           COM  931422109    661,775    20,560   SH         Sole     HIMCO   Sole
WALMART               COM  931142103  1,820,950    31,600   SH         Sole     HIMCO   Sole
WASTE MANAGEMENT      COM  94106L109    444,600    23,400   SH         Sole     HIMCO   Sole
WELLS FARGO CO        COM  949746101  1,219,075    31,460   SH         Sole     HIMCO   Sole

